Other comprehensive income (loss) - Components (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pre-tax amount
Total other comprehensive income (loss), Pre-tax amount		$ 1,944	$ 769	$ (815)
Tax (expense) benefit
Total other comprehensive income (loss), Tax (expense) benefit		(284)	(143)	(8)
After-tax amount
Total other comprehensive income (loss), net of tax	[1]	1,660	626	(823)
Foreign currency translation
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		441	135	(157)
Total other comprehensive income (loss), Pre-tax amount		441	135	(157)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		67	16	(156)
Total other comprehensive income (loss), Tax (expense) benefit		67	16	(156)
After-tax amount
Other comprehensive income (loss), After-tax amount		508	151	(313)
Total other comprehensive income (loss), net of tax		508	151	(313)
Unrealized gain (loss) on assets available-for-sale
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		1,573	680	(542)
Reclassification adjustment, Pre-tax amount		(33)	18	48
Total other comprehensive income (loss), Pre-tax amount		1,540	698	(494)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		(371)	(168)	126
Reclassification adjustment, Tax (expense) benefit		8	(4)	(12)
Total other comprehensive income (loss), Tax (expense) benefit		(363)	(172)	114
After-tax amount
Other comprehensive income (loss), After-tax amount		1,202	512	(416)
Reclassification adjustment, After-tax amount		(25)	14	36
Total other comprehensive income (loss), net of tax		1,177	526	(380)
Prior service cost arising during the period
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		0	(1)	0
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		0	0	0
After-tax amount
Other comprehensive income (loss), After-tax amount		0	(1)	0
Defined benefit plans
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		(138)	(121)	(244)
Reclassification adjustment, Pre-tax amount		95	52	93
Total other comprehensive income (loss), Pre-tax amount		(43)	(70)	(151)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		31	34	55
Reclassification adjustment, Tax (expense) benefit		(18)	(18)	(24)
Total other comprehensive income (loss), Tax (expense) benefit		13	16	31
After-tax amount
Other comprehensive income (loss), After-tax amount		(107)	(87)	(189)
Reclassification adjustment, After-tax amount		77	34	69
Total other comprehensive income (loss), net of tax		(30)	(54)	(120)
Unrealized gain (loss) on cash flow hedges
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		5	16	(15)
Reclassification adjustment, Pre-tax amount		1	(10)	2
Total other comprehensive income (loss), Pre-tax amount		6	6	(13)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		(1)	(7)	4
Reclassification adjustment, Tax (expense) benefit		0	4	(1)
Total other comprehensive income (loss), Tax (expense) benefit		(1)	(3)	3
After-tax amount
Other comprehensive income (loss), After-tax amount		4	9	(11)
Reclassification adjustment, After-tax amount		1	(6)	1
Total other comprehensive income (loss), net of tax		5	3	(10)
Unrealized gain (loss) on cash flow hedges | Interest expense
Pre-tax amount
Reclassification adjustment, Pre-tax amount		0	(7)	0
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit		0	2	0
After-tax amount
Reclassification adjustment, After-tax amount		0	(5)	0
Unrealized gain (loss) on cash flow hedges | Other revenue
Pre-tax amount
Reclassification adjustment, Pre-tax amount		0	0	(2)
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit		0	0	0
After-tax amount
Reclassification adjustment, After-tax amount		0	0	(2)
Unrealized gain (loss) on cash flow hedges | Staff expense
Pre-tax amount
Reclassification adjustment, Pre-tax amount		1	(3)	4
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit		0	2	(1)
After-tax amount
Reclassification adjustment, After-tax amount		$ 1	$ (1)	$ 3

[1]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $1,658 million for the year ended Dec. 31, 2020, $623 million for the year ended Dec. 31, 2019 and $(812) million for the year ended Dec. 31, 2018.